Pensions and Other Post-Employment Benefits - Summary of Post-Retirement Benefit Obligation Analysed by Membership Category (Detail) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	£ 14,500	£ 20,191	£ 21,310
Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	994	1,243	1,363
Active [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	306	494	551
Retired [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	688	748	808
Deferred [member] | Post-retirement benefits [member]
Disclosure of defined benefit plans [line items]
Post-retirement benefit obligation analysed by membership category	£ 0	£ 1	£ 4